UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3455

North Carolina Capital Management Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	September 30, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

The North Carolina Capital
Management Trust:
Cash Portfolio

September 30, 2007

1.807740.103

NCC-QTLY-1107

Investments September 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Commercial Paper - 100.0%
Due Date	Yield (a)	Principal Amount	Value
Aegis Finance LLC
11/6/07	5.72%	$ 13,000,000	$ 12,926,680
Amsterdam Funding Corp.
10/3/07	5.34	40,000,000	39,988,244
Aspen Funding Corp.
11/8/07	5.58	35,000,000	34,796,806
Banco Espirito Santo
1/22/08 to 1/30/08	5.34 to 5.37	11,000,000	10,808,839
Bank of America Corp.
10/2/07 to 2/13/08	5.32 to 5.40	229,593,000	226,230,501
Barclays U.S. Funding Corp.
11/30/07 to 12/13/07	5.15 to 5.64	100,000,000	99,010,861
BNP Paribas Finance, Inc.
10/4/07	4.95	250,000,000	249,897,083
Bryant Park Funding LLC
10/3/07 to 12/12/07	5.26 to 6.38	116,321,000	116,138,710
Calyon North America
10/4/07	4.86	100,000,000	99,959,583
Capital One Multi-Asset Execution Trust
10/17/07	5.34	14,000,000	13,967,209
CBA Finance, Inc.
12/3/07	5.61	50,000,000	49,516,125
Citibank Credit Card Master Trust I (Dakota Certificate Program)
10/2/07 to 11/13/07	5.22 to 6.28	109,645,000	109,327,215
Citigroup Funding, Inc.
11/5/07 to 2/19/08	5.12 to 5.70	268,000,000	265,460,133
Danske Corp.
11/19/07	5.39	75,000,000	74,454,875
DnB NOR Bank ASA
10/4/07 to 12/19/07	4.96 to 5.51	299,538,000	297,137,808
Dresdner U.S. Finance, Inc.
10/1/07	5.15	200,000,000	200,000,000
Edison Asset Securitization LLC
10/1/07 to 10/12/07	6.03 to 6.04	48,007,000	47,968,474
Emerald (MBNA Credit Card Master Note Trust)
10/9/07 to 10/30/07	5.33 to 6.45	163,250,000	162,952,551
Falcon Asset Securitization Corp.
10/1/07 to 10/25/07	5.22 to 6.37	194,162,000	193,787,764
General Electric Capital Corp.
1/25/08 to 2/14/08	5.27 to 5.32	100,000,000	98,216,056
Govco, Inc.
10/22/07 to 12/17/07	5.33 to 6.01	144,250,000	143,096,614

Due Date	Yield (a)	Principal Amount	Value
Grampian Funding LLC
10/24/07 to 12/19/07	5.20 to 5.66%	$ 137,500,000	$ 136,532,072
HBOS Treasury Services PLC
10/25/07 to 11/21/07	5.32 to 5.47	237,050,000	235,674,571
Intesa Funding LLC
10/4/07 to 12/13/07	4.89 to 5.45	300,000,000	298,619,429
JPMorgan Chase & Co.
3/20/08 to 3/24/08	5.05 to 5.08	150,000,000	146,455,125
Jupiter Securitization Corp.
10/12/07 to 10/30/07	5.27 to 6.31	277,171,000	276,154,176
Landesbank Baden-Wuert
1/31/08	5.50	22,000,000	21,599,935
Liberty Harbour II CDO Ltd.
10/19/07	5.36 (b)	3,500,000	3,490,760
Mont Blanc Capital Corp.
10/22/07 to 12/17/07	5.21 to 5.27	45,000,000	44,732,378
Monument Gardens Funding
10/5/07	5.34	38,000,000	37,977,749
Morgan Stanley
11/13/07 to 2/15/08	5.45 to 5.64	141,000,000	138,681,903
Natexis Banques Populaires US Finance Co. LLC
10/5/07	5.56	200,000,000	199,877,333
Nationwide Building Society
10/10/07 to 3/20/08	5.20 to 5.76	255,000,000	253,240,920
Nelnet Student Loan Funding LLC
10/9/07 to 10/18/07	5.35 to 5.36	4,500,000	4,491,408
Newport Funding Corp.
11/8/07	5.58	52,000,000	51,698,111
Park Avenue Receivables Corp.
10/3/07 to 1/17/08	5.21 to 6.31 (b)	170,000,000	168,944,047
Santander Finance, Inc.
11/21/07 to 2/27/08	5.36 to 5.45	200,000,000	197,449,260
Scaldis Capital LLC
11/15/07	5.66	6,000,000	5,958,150
Sheffield Receivables Corp.
10/1/07 to 10/25/07	5.22 to 6.44	117,000,000	116,755,704
Sigma Finance, Inc.
12/21/07	5.36 (b)	75,000,000	74,119,969
Skandinaviska Enskilda Banken AB
10/25/07	5.10 (b)(c)	190,000,000	189,993,937
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount	Value
Societe Generale North America, Inc.
10/5/07 to 12/7/07	5.31 to 5.86%	$ 252,700,000	$ 251,642,002
Stratford Receivables Co. LLC
10/1/07 to 10/3/07	5.76 to 6.00	77,700,000	77,696,806
Thames Asset Global Securities No. 1, Inc.
10/12/07 to 11/26/07	5.24 to 6.20	144,115,000	143,497,548
Toronto Dominion Holdings (USA)
10/18/07 to 11/21/07	5.45 to 5.48	100,000,000	99,489,056
Toyota Motor Credit Corp.
1/11/08	5.31	75,000,000	73,914,125
UBS Finance, Inc.
10/19/07 to 3/31/08	5.11 to 5.32	293,000,000	290,842,965
UniCredito Italiano Bank (Ireland) PLC
10/12/07 to 2/11/08	5.35 to 5.72	181,000,000	179,407,296
Variable Funding Capital Co. LLC
10/9/07 to 1/22/08	5.35 to 6.03 (b)	72,000,000	70,980,808
Westpac Banking Corp.
11/1/07 to 12/11/07	5.51 to 5.77	91,200,000	90,282,185
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,425,841,859)	6,425,841,859
NET OTHER ASSETS - 0.0%	(3,157,398)
NET ASSETS - 100%	$ 6,422,684,461
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $507,529,521 or 7.9% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

Income Tax Information
At September 30, 2007, the aggregate cost of investment securities for income tax purposes was $6,425,841,859.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities owned by the Cash Portfolio are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

The North Carolina Capital
Management Trust:
Term Portfolio

September 30, 2007

1.807741.103

NCT-QTLY-1107

Investments September 30, 2007 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.6%
	Principal Amount	Value
U.S. Government Agency Obligations - 99.6%
Fannie Mae:
0% 5/30/08	$ 23,467,000	$ 22,780,778
0% 8/29/08	41,000,000	39,369,224
Freddie Mac 0% 8/18/08	6,205,000	5,966,350
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $67,854,523)		68,116,352
Cash Equivalents - 0.6%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 4.05%, dated 9/28/07 due 10/1/07 (Collateralized by U.S. Government Obligations) # (Cost $385,000)	$ 385,130	385,000
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $68,239,523)		68,501,352
NET OTHER ASSETS - (0.2)%		(112,384)
NET ASSETS - 100%		$ 68,388,968
Legend
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$385,000 due 10/01/07 at 4.05%
J.P. Morgan Securities, Inc.	$ 385,000
Income Tax Information

At September 30, 2007, the aggregate cost of investment securities for income tax purposes was $68,239,523. Net unrealized appreciation aggregated $261,829, all of which was related to appreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and the Treasurer and Chief Financial Officer have concluded that the North Carolina Capital Management Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

North Carolina Capital Management Trust

By:	/s/Boyce I. Greer
Boyce I. Greer
President

Date:	November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Boyce I. Greer
Boyce I. Greer
President

Date:	November 29, 2007
By:	/s/Kenneth Robins
Kenneth Robins
Treasurer and Chief Financial Officer

Date:	November 29, 2007